UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2009 (Unaudited)

DWS Global Thematic Fund

	Shares	Value ($)

Common Stocks 93.9%
Australia 1.0%
IOOF Holdings Ltd.	692,359	3,672,936
Telstra Corp., Ltd.	2,581,600	8,062,838

(Cost $10,354,130)		11,735,774
Austria 2.6%
Erste Group Bank AG	579,818	23,781,512
Raiffeisen International Bank-Holding AG (a)	124,123	7,426,103

(Cost $30,811,747)		31,207,615
Belgium 1.0%
Anheuser-Busch InBev NV	144,038	7,225,337

Belgacom SA (a)	122,200	4,641,388

(Cost $9,239,887)		11,866,725
Bermuda 0.6%
Lazard Ltd. "A" (Cost $4,536,267)	173,345	6,718,852
Brazil 3.0%
All America Latina Logistica (Units)	436,950	3,855,515
Banco Santander Brasil SA (ADR)*	522,400	7,130,760
Santos Brasil Participacoes SA (Units)	1,953,500	16,647,314
SLC Agricola SA	1,126,500	8,553,828

(Cost $43,598,183)		36,187,417
Canada 0.8%
Agrium, Inc. (a)	64,700	3,614,142
Viterra, Inc.*	647,000	6,528,852

(Cost $12,129,622)		10,142,994
China 1.0%
Renhe Commercial Holdings	20,544,000	4,132,848
Want Want China Holdings Ltd.	11,746,000	8,209,984

(Cost $11,161,576)		12,342,832
Egypt 0.3%
Orascom Telecom Holding SAE (GDR) REG S (Cost $3,975,636)	160,370	3,894,012
France 0.5%
Total SA (Cost $4,798,528)	94,830	5,875,342
Germany 6.6%
Commerzbank AG* (a)	457,200	4,304,563
Daimler AG (Registered)	253,400	12,849,869
Deutsche Lufthansa AG (Registered)	1,143,300	18,323,626
Deutsche Telekom AG (Registered)	985,000	14,604,545
E.ON AG	460,500	18,311,757
Fresenius Medical Care AG & Co. KGaA	100,416	5,351,327
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	36,500	5,716,638

(Cost $67,994,190)		79,462,325
Greece 0.5%
Public Power Corp. SA* (Cost $6,848,397)	295,200	5,971,350
Hong Kong 1.4%
Hongkong & Shanghai Hotels Ltd.	5,365,869	8,041,001
Sinofert Holdings Ltd. (b)	12,564,000	6,398,608
Vinda International Holdings Ltd. (b)	2,911,000	2,053,186

(Cost $14,588,637)		16,492,795
India 0.8%
Bharat Electronics Ltd.	70,570	2,725,207
Hindustan Unilever Ltd.	1,070,200	6,570,791

(Cost $7,855,371)		9,295,998
Ireland 0.4%
Governor & Co. of the Bank of Ireland* (Cost $5,020,688)	1,867,200	4,560,164
Israel 2.4%
Bezeq Israeli Telecommunication Corp., Ltd.	4,593,445	10,466,091
Teva Pharmaceutical Industries Ltd. (ADR)	353,800	18,677,102

(Cost $26,829,999)		29,143,193

Italy 0.4%
Telecom Italia SpA (Cost $4,782,459)	3,214,000	5,168,292
Japan 7.5%
Chuo Mitsui Trust Holdings, Inc.	1,510,000	5,334,205
Dentsu, Inc. (a)	259,000	5,522,579
Japan Tobacco, Inc.	3,088	9,148,970
Mitsubishi Corp.	597,800	13,491,434
Mitsubishi UFJ Financial Group, Inc.	1,065,100	5,871,202
Mitsui & Co., Ltd.	988,400	12,972,807
Mizuho Financial Group, Inc.	3,302,100	6,102,130
Mizuho Financial Group, Inc. (ADR) (a)	559,500	2,064,555
Nomura Holdings, Inc.	1,533,000	10,982,570
Sumitomo Mitsui Financial Group, Inc.	191,000	6,348,284
Toyota Motor Corp.	312,100	12,285,046

(Cost $89,509,782)		90,123,782
Kazakhstan 0.3%
Kazakhstan Kagazy PLC (GDR) 144A*	2,552,100	714,588
KazMunaiGas Exploration Production (GDR)	142,704	3,439,166

(Cost $16,319,435)		4,153,754
Korea 1.9%
Doosan Heavy Industries & Construction Co., Ltd.	119,269	5,912,771
KT&G Corp.	202,672	11,758,699
NHN Corp.*	5,000	796,066
Samsung SDI Co., Ltd.	39,141	4,262,931

(Cost $23,561,996)		22,730,467
Luxembourg 0.7%
ArcelorMittal	164,997	6,468,297
Gagfah SA (c)	193,940	1,754,742

(Cost $5,248,035)		8,223,039
Malaysia 0.3%
AMMB Holdings Bhd. (Cost $1,746,097)	2,611,500	3,736,943
Mexico 0.0%
Banco Compartamos SA de CV (Cost $12,065)	4,100	19,658
Netherlands 2.9%
QIAGEN NV* (a)	861,452	19,093,324
Royal Dutch Shell PLC "A"	341,970	10,141,423
Wolters Kluwer NV	264,600	5,789,132

(Cost $28,159,217)		35,023,879
Panama 1.5%
Copa Holdings SA "A" (Cost $13,900,551)	357,700	17,824,191
Russia 2.6%
Far Eastern Shipping Co.*	9,976,000	3,441,720
LUKOIL (ADR)	114,000	6,715,366
Rosneft Oil Co. (GDR)	994,400	8,004,920
Sberbank	5,553,403	13,171,300

(Cost $38,923,391)		31,333,306
Singapore 0.2%
Food Empire Holdings Ltd. (Cost $4,143,085)	8,092,000	1,986,305

South Africa 0.4%
Murray & Roberts Holdings Ltd. (Cost $5,021,227)	701,710	4,543,339
Spain 0.5%
Grifols SA (Cost $5,904,045)	379,292	6,370,415
Switzerland 3.7%
Nestle SA (Registered)	328,955	15,561,250
Roche Holding AG (Genusschein)	88,795	14,532,678
UBS AG (Registered)* (d)	258,665	4,052,770
UBS AG (Registered)* (a) (d)	617,400	9,687,006

(Cost $36,745,553)		43,833,704
Thailand 0.9%
Bangkok Bank PCL (Foreign Registered)	1,354,700	4,591,939
Kasikornbank PCL (Foreign Registered)	1,664,800	4,372,837
Seamico Securities PCL (Foreign Registered)	24,267,600	1,394,228

(Cost $10,884,616)		10,359,004
Turkey 0.8%
Akbank TAS	946,200	5,065,846
Turkiye Is Bankasi "C"	1,369,000	4,687,199

(Cost $11,099,668)		9,753,045
United Kingdom 6.9%
Aberdeen Asset Management PLC	3,341,545	7,740,372
BAE Systems PLC	2,637,142	14,269,246
Diageo PLC	466,191	7,870,557
G4S PLC	2,294,724	9,251,132
GlaxoSmithKline PLC	889,372	18,418,802
Imperial Tobacco Group PLC	465,751	13,566,678
Rio Tinto PLC	214,722	10,938,749

(Cost $69,418,525)		82,055,536
United States 39.5%
Affiliated Managers Group, Inc.* (a)	69,800	4,551,658
Apache Corp.	78,400	7,469,952
AT&T, Inc.	290,900	7,836,846
Bank of America Corp.	911,600	14,448,860
Berkshire Hathaway, Inc. "A"* (a)	125	12,575,000
Cisco Systems, Inc.*	532,500	12,460,500
ConocoPhillips	124,200	6,429,834
Devon Energy Corp. (a)	140,100	9,435,735
Emdeon, Inc. "A"*	79,800	1,204,182
ExxonMobil Corp.	201,900	15,156,633
FLIR Systems, Inc.* (a)	287,500	8,251,250
General Electric Co.	1,270,800	20,358,216
Harris Corp.	157,300	6,905,470
Hess Corp.	146,800	8,508,528
Hewlett-Packard Co.	635,600	31,182,536
Illumina, Inc.* (a)	216,400	6,258,288
Intel Corp.	310,800	5,967,360
International Business Machines Corp.	100,900	12,748,715
Johnson & Johnson	172,700	10,852,468
JPMorgan Chase & Co.	225,300	9,572,997
Kroger Co. (a)	279,700	6,360,378

Laboratory Corp. of America Holdings* (a)	285,800	20,851,968
Legg Mason, Inc. (a)	352,900	9,983,541
Lexmark International, Inc. "A"* (a)	87,224	2,195,428
Life Technologies Corp.* (a)	336,029	16,727,524
McDonald's Corp. (a)	409,800	25,919,850
McGraw-Hill Companies, Inc. (a)	222,400	6,663,104
Monsanto Co. (a)	134,000	10,820,500
Moody's Corp. (a)	438,200	10,179,386
Morgan Stanley	318,600	10,061,388
Motorola, Inc.	755,200	6,049,152
Myriad Genetics, Inc.* (a)	526,100	12,163,432
Pfizer, Inc.	1,027,700	18,673,309
Procter & Gamble Co.	304,900	19,010,515
Psychiatric Solutions, Inc.* (a)	292,434	6,480,337
Qwest Communications International, Inc. (a)	1,397,600	5,101,240
SAIC, Inc.* (a)	339,800	6,055,236
Safeway, Inc. (a)	290,700	6,540,750
Schlumberger Ltd.	96,700	6,178,163
Sprint Nextel Corp.* (a)	2,733,100	10,139,801
The Mosaic Co. (a)	100,200	5,455,890
The NASDAQ OMX Group, Inc.* (a)	1,050,800	19,628,944
Wal-Mart Stores, Inc.	179,100	9,769,905
Williams Companies, Inc.	484,600	9,638,694

(Cost $420,938,179)		472,823,463

Total Common Stocks (Cost $1,046,060,784)		1,124,959,510
Participatory Notes 2.2%
Egypt 0.1%
Commercial International Bank (issuer Merrill Lynch International & Co.) Expiration Date 5/9/2011* (Cost $611,301)	73,170	671,276
Emerging Markets 0.6%
Merrill Lynch Frontier Index Trust (issuer Merrill Lynch International & Co.) Expiration Date 2/27/2010* (Cost $15,525,612)	163,000	7,535,490
Nigeria 0.2%
First Bank of Nigeria (issuer HSBC Bank PLC) 144A, Expiration Date 11/15/2010* (Cost $3,042,082)	31,776,079	2,964,708
Qatar 0.3%
Doha Bank QSC (issuer Merrill Lynch International & Co.) Expiration Date 5/24/2010*	101,822	1,321,599
Qatar Electricity & Water Co. (issuer Merrill Lynch International & Co.) Expiration Date 5/24/2010*	23,171	623,017
Qatar National Bank (issuer Merrill Lynch International & Co.) Expiration Date 7/26/2010*	34,323	1,464,353

(Cost $3,127,766)		3,408,969
Saudi Arabia 0.9%
Riyad Bank (issuer HSBC Bank PLC) Expiration Date 6/11/2012	190,200	1,384,601
Samba Financial Group (issuer HSBC Bank PLC) Expiration Date 4/30/2012	97,000	1,416,143
Saudi Basic Industrial Corp. (issuer HSBC Bank PLC) Expiration Date 3/26/2012*	326,400	7,115,235
Saudi Telecom Co. (issuer HSBC Bank PLC) Expiration Date 5/21/2012	86,700	1,079,661

(Cost $9,957,051)		10,995,640
United Arab Emirates 0.1%
National Bank of Abu Dhabi (issuer Merrill Lynch International & Co.) Expiration Date 1/12/2010* (Cost $597,214)	231,106	757,450

Total Participatory Notes (Cost $32,861,026)		26,333,533

	Principal Amount ($)	Value ($)

Other Investments 0.1%
Brazil
Companhia Vale do Rio Doce* (Cost $0)	389,000	678,063
	Shares	Value ($)

Exchange-Traded Fund 1.5%
United States
iShares Nasdaq Biotechnology Index Fund* (a) (Cost $16,500,207)	235,100	18,434,191
	Contracts	Value ($)

Call Options Purchased 0.0%
United States
General Electric Co., Expiration Date 1/16/2010, Strike Price $30.0 (Cost $2,962,120)	7,100	7,100
	Shares	Value ($)

Securities Lending Collateral 17.6%
Daily Assets Fund Institutional, 0.23% (e) (f) (Cost $211,680,946)	211,680,946	211,680,946
Cash Equivalents 0.9%
Central Cash Management Fund, 0.22% (e) (Cost $10,510,252)	10,510,252	10,510,252

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,320,575,335) †	116.2	1,392,603,595
Other Assets and Liabilities, Net	(16.2)	(194,526,184)

Net Assets	100.0	1,198,077,411

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $1,336,734,357. At November 30, 2009, net unrealized appreciation for all securities based on tax cost was $55,869,238. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $140,528,275 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $84,659,037.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2009 amounted to $204,785,730 which is 17.1% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in China.
(c)	Security is listed in country of domicile. Significant business activities of company are in Germany.
(d)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At November 30, 2009 the DWS Global Thematic Fund had the following sector diversification:
Sector	Market Value ($)	As a % of Investment Portfolio excluding Exchange-Traded Fund, Securities Lending Collateral and Cash Equivalents
Financials	270,138,812	23.4%
Health Care	175,655,156	15.2%
Industrials	155,297,321	13.5%
Consumer Staples	140,715,985	12.2%
Energy	96,993,756	8.4%
Information Technology	96,874,644	8.4%
Consumer Discretionary	77,070,581	6.7%
Telecommunication Services	69,915,053	6.1%
Materials	44,410,774	3.9%
Utilities	24,906,124	2.2%
Total	1,151,978,206	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(g)
Australia	$—	$11,735,774	$—	$11,735,774
Austria	—	31,207,615	—	31,207,615
Belgium	—	11,866,725	—	11,866,725
Bermuda	6,718,852	—	—	6,718,852
Brazil	36,187,417	—	678,063	36,865,480
Canada	10,142,994	—	—	10,142,994
China	—	12,342,832	—	12,342,832
Egypt	—	3,894,012	—	3,894,012
France	—	5,875,342	—	5,875,342
Germany	—	79,462,325	—	79,462,325
Greece	—	5,971,350	—	5,971,350
Hong Kong	—	16,492,795	—	16,492,795
India	—	9,295,998	—	9,295,998
Ireland	—	4,560,164	—	4,560,164
Israel	18,677,102	10,466,091	—	29,143,193
Italy	—	5,168,292	—	5,168,292
Japan	2,064,555	88,059,227	—	90,123,782
Kazakhstan	—	4,153,754	—	4,153,754
Korea	—	22,730,467	—	22,730,467
Luxembourg	—	8,223,039	—	8,223,039
Malaysia	—	3,736,943	—	3,736,943
Mexico	19,658	—	—	19,658
Netherlands	—	35,023,879	—	35,023,879
Panama	17,824,191	—	—	17,824,191
Russia	—	31,333,306	—	31,333,306
Singapore	—	1,986,305	—	1,986,305
South Africa	—	4,543,339	—	4,543,339
Spain	—	6,370,415	—	6,370,415
Switzerland	9,687,006	34,146,698	—	43,833,704
Thailand	—	10,359,004	—	10,359,004
Turkey	—	9,753,045	—	9,753,045
United Kingdom	—	82,055,536	—	82,055,536
United States	491,257,654	—	—	491,257,654
Participatory Notes (g)	—	26,333,533	—	26,333,533
Short-Term Investments(g)	222,191,198	—	—	222,191,198
Derivatives(h)	7,100	—	—	7,100
Total	$814,777,727	$577,147,805	$678,063	$1,392,603,595

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include value of options purchased.

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used in determining values:

Common Stock and/or Other Equity Investments
Level 3 Reconciliation	Brazil
Balance as of August 31, 2009	$501,549
Realized gains (loss)	-
Change in unrealized appreciation (depreciation)	176,514
Amortization premium/discount	-
Net purchase (sales)	-
Net transfers in (out) of Level 3	-
Balance as of November 30, 2009	$678,063
Net change in unrealized appreciation (depreciation) from investments still held at November 30, 2009	$176,514

Derivatives

The following table presents, by major type of derivative contract, the value of the Fund's derivative instruments as of November 30, 2009 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Options
Equity Contracts	$7,100

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 22, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2010